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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2000
                                                --------------

Check here if Amendment [   ]; Amendment Number:   _____
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:               The Philadelphia Trust Company
                 ----------------------------------------
Address:            1735 Market Street
                 ----------------------------------------
                    27th Floor
                 ----------------------------------------
                    Philadelphia, PA 19103
                 ----------------------------------------

Form 13F File Number:   028-05647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael G. Crofton
Title:         President
Phone:         215-979-3434

Signature, Place, and Date of Signing:

/s/Michael G. Crofton  Philadelphia, Pennsylvania 6/26/00
---------------------  -------------------------- -------
    [signature]               [City, State]        [date]

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                        THE PHILADELPHIA TRUST COMPANY
                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       95

Form 13F Information Table Value Total (thousands):           101,697



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

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                          FORM 13F INFORMATION TABLE
           NAME OF REPORTING MANAGER: THE PHILADELPHIA TRUST COMPANY

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        (1)                  (2)       (3)       (4)              (5)                 (6)           (7)             (8)
                                                                                  INVESTMENT
                            TITLE                                                 DISCRETION                  VOTING AUTHORITY
                              OF                VALUE      SHRS OR  SH/ PUT/    SOLE  SHRD  OTR    OTHER
  NAME OF ISSUER            CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL    A     B     C    MANAGERS  SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOT LABORATORIS           COM     000282410  1,859       52,850               X                           52,850  0       0
---------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                 COM     020039103  99          1,566                X                           1,566   0       0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN ONLINE             COM     02364J104  292         4,342                X                           4,342   0       0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN HOME PRODUCTS      COM     026609107  292         5,446                X                           5,446   0       0
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN INT'L GROUP        COM     02755R103  914         8,348                X                           8,348   0       0
---------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                   COM     031162100  1,813       29,550               X                           29,550  0       0
---------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS          COM     035229103  264         4,250                X                           4,250   0       0
---------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS           COM     038222105  164         1,950                X                           1,950   0       0
---------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                   COM     001957109  2,215       39,350               X                           39,350  0       0
---------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING   COM     053015103  1,582       32,800               X                           32,800  0       0
---------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP        COM     060505104  389         7,437                X                           7,437   0       0
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BELL ATLANTIC CORP          COM     077853109  238         3,904                X                           3,904   0       0
---------------------------------------------------------------------------------------------------------------------------------
BESTFOODS INC               COM     08658U101  212         4,550                X                           4,550   0       0
---------------------------------------------------------------------------------------------------------------------------------
BIOGEN INC                  COM     090597105  1,561       22,350               X                           22,350  0       0
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK 2001 TERM         COM     092477108  187         21,000               X                           21,000
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BMC SOFTWARE INC            COM                246         5,000                X                           5,000   0       0
---------------------------------------------------------------------------------------------------------------------------------
BOEING COMPANY              COM     097023105  189         5,000                X                           5,000   0       0
---------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO     COM     110122108  976         16,836               X                           16,836  0       0
---------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC         COM     14149Y108  1,364       29,750               X                           29,750  0       0
---------------------------------------------------------------------------------------------------------------------------------
CELLSTAR CORP               COM                420         52,500               X                           52,500  0       0
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CENDANT CORP                COM     151313103  190         10,300               X                           10,300  0       0
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          (1)                   (2)        (3)         (4)             (5)               (6)           (7)             (8)
                                                                                      INVESTMENT
                               TITLE                                                  DISCRETION                 VOTING AUTHORITY
                                 OF                   VALUE    SHRS OR  SH/  PUT/  SOLE  SHRD  OTR    OTHER
    NAME OF ISSUER             CLASS      CUSIP      (x$1000)  PRN AMT  PRN  CALL   A     B     C   MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN CORP            COM     16161A108        710    8,150              X                           8,150     0      0
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP                    COM     166751107        545    5,900              X                           5,900     0      0
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                   COM     17275R102      1,397   18,080              X                          18,080     0      0
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CITIGROUP INC                   COM     172967101      2,471   41,275              X                          41,275     0      0
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CLOROX COMPANY                  COM     189054109      1,448   43,900              X                          43,900     0      0
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COLGATE-POLMOLIVE               COM     194162103        270    4,800              X                           4,800     0      0
-----------------------------------------------------------------------------------------------------------------------------------
CONVERGENT COMMUNICATIONS INC   COM     211914403        435   40,000              X                          40,000     0      0
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CORNING INC                     COM     219350105        232    1,200              X                           1,200     0      0
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CVS CORP                        COM     126650100      2,289   74,250              X                          74,250     0      0
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DELL COMPUTER CORP              COM     247025109        206    3,833              X                           3,833     0      0
-----------------------------------------------------------------------------------------------------------------------------------
DUPONT EI DE NEMOURS & CO       COM     263534109      1,919   36,269              X                          36,269     0      0
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ELDERTRUST                      COM     28456010         132   45,000              X                          45,000     0      0
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ELECTRONIC DATA SYS             COM     285661104        821   12,800              X                          12,800     0      0
-----------------------------------------------------------------------------------------------------------------------------------
EMC CORP                        COM     268648102      1,828   14,510              X                          14,510     0      0
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ELI LILLY & CO                  COM     532457108        263    4,200              X                           4,200     0      0
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EMERSON ELECTRIC                COM     291011104      1,205   22,700              X                          22,700     0      0
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EXXON MOBIL CORP                COM     30231G102        522    6,705              X                           6,705     0      0
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FEDERAL NATIONAL MTG            COM     313586109      1,673   29,580              X                          29,580     0      0
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FIRST DATA CORP                 COM     319963104      1,510   34,050              X                          34,050     0      0
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FLEET BOSTON FINANCIAL CORP     COM     339030108      1,209   33,131              X                          33,131     0      0
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FORD MTR CO                     COM     345370100        165    3,608              X                           3,608     0      0
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GAP INC                         COM     364760108        175    3,525              X                           3,525     0      0
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GENERAL ELECTRIC CORP           COM     369604103      2,763   17,755              X                          17,755     0      0
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GILLETE CO                      COM     375766102      1,442   38,270              X                          38,270     0      0
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GUIDANT CORP                    COM     401698105      1,424   24,200              X                          24,200     0      0
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

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
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           (1)                (2)       (3)        (4)            (5)                 (6)          (7)                (8)
                                                                                  INVESTMENT
                                                                                  DISCRETION                    VOTING AUTHORITY
                            TITLE OF              VALUE    SHRS OR  SH/  PUT/   SOLE  SHRD  OTR   OTHER
      NAME OF ISSUER         CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL    A     B     C   MANAGERS     SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTERTAINMENT INC    COM     413619107      189    10,000                X                           10,000      0       0
-----------------------------------------------------------------------------------------------------------------------------------
HEINZ HJ                     COM     423074103      512    14,700                X                           14,700      0       0
-----------------------------------------------------------------------------------------------------------------------------------
HEWLETT-PACKARD CO           COM     428236103    1,185     8,925                X                            8,925      X       X
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                   COM     437076102    2,515    38,995                X                           38,995      X       X
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTERNATIONAL      COM     438516106   21,707    41,200                X                           41,200      X       X
-----------------------------------------------------------------------------------------------------------------------------------
IBM                          COM     459200101    1,881    15,942                X                           15,942      X       X
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                   COM     458140100    3,977    30,150                X                           30,150      X       X
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET CAP GROUP           COM     46059C106      192     2,130                X                            2,130      X       X
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON            COM     478160104      522     7,431                X                            7,431      X       X
-----------------------------------------------------------------------------------------------------------------------------------
JONES PHARMA INC             COM     480236108      820    27,000                X                           27,000      X       X
-----------------------------------------------------------------------------------------------------------------------------------
KEYSTONE FINL                COM     493482103      183    10,000                X                           10,000      X       X
-----------------------------------------------------------------------------------------------------------------------------------
KONINKLIJKE PHILIPS ELEC     COM     500472204      423     2,472                X                            2,472      X       X
-----------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL GROUP INC CL A  COM     529771107      348     3,300                X                            3,300      X       X
-----------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                COM     548661107    1,354    23,200                X                           23,200      X       X
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES          COM     549463107    2,271    37,088                X                           37,088      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MCCORMICK & CO INC NON VTG   COM     579780206      907    28,150                X                           28,150      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP               COM     580135101      670    17,950                X                           17,950      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MCI WORLDCOM                 COM     55268B106    2,807    61,960                X                           61,960      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC                    COM     585055106    1,161    22,580                X                           22,580      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO                   COM     559018808    2,565    41,302                X                           41,302      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP               COM     594918104    1,565    14,730                X                           14,730      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MINING             COM     604059105      797     9,000                X                            9,000      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN JP & CO               COM     616880101      388     2,950                X                            2,950      X       X
-----------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER   COM     617446448    1,559    18,820                X                           18,820      X       X
-----------------------------------------------------------------------------------------------------------------------------------
NOVELL INC                   COM     670006105    1,827    63,850                X                           63,850      X       X
-----------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                  COM     713448108    1,531    43,900                X                           43,900      X       X
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                   COM     717081103    1,614    44,170                X                           44,170      X       X
-----------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS COMPANIES INC  COM     718154107      254    12,025                X                           12,025      X       X

-----------------------------------------------------------------------------------------------------------------------------------
          (1)                   (2)        (3)         (4)             (5)               (6)           (7)             (8)
                                                                                      INVESTMENT
                               TITLE                                                  DISCRETION                 VOTING AUTHORITY
                                 OF                   VALUE    SHRS OR  SH/  PUT/  SOLE  SHRD  OTR    OTHER
    NAME OF ISSUER             CLASS      CUSIP      (x$1000)  PRN AMT  PRN  CALL   A     B     C   MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
PROCTOR & GAMBLE                COM     742718109      2,161    38,260             X                          38,260   X      X
-----------------------------------------------------------------------------------------------------------------------------------
QUEST COMMUNICATIONS INT'L      COM     749121109        403     8,400             X                           8,400   X      X
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETRO NY REG SH     ADR     780257705        450     7,800             X                           7,800   X      X
-----------------------------------------------------------------------------------------------------------------------------------
SANCHEZ COMPUTER ASSOCIATES     COM     799702105      2,622       689             X                             689   X      X
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                   COM     803111103        176     9,800             X                           9,800   X      X
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH CORP            COM     806605101        348     9,400             X                           9,400   X      X
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                COM     806857108        879    11,450             X                          11,450   X      X
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP (FON GROUP)         COM     582061100      3,200       200             X                             200   X      X
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS                COM     866810104        853     9,110             X                           9,110   X      X
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                     COM                      627     8,400             X                           8,400   X      X
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS               COM     882508104        536     3,350             X                           3,350   X      X
-----------------------------------------------------------------------------------------------------------------------------------
TELECOM NEW ZEALAND             ADR                      550    15,000             X                          15,000   X      X
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS                         COM     879664100        960    15,250             X                          15,250   X      X
-----------------------------------------------------------------------------------------------------------------------------------
THISTLE GROUP HLDGS COM         COM     88431E103      1,793   286,997             X                         286,997   X      X
-----------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO                      COM     896047107         78     2,150             X                           2,150   X      X
-----------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP        COM     913017109        259     4,100             X                           4,100   X      X
-----------------------------------------------------------------------------------------------------------------------------------
VIEW TECH INC                   COM     926707100         55    10,000             X                          10,000   X      X
-----------------------------------------------------------------------------------------------------------------------------------
WALMART STORES INC              COM     931142103      1,475    26,114             X                          26,114   X      X
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO                COM     949746101        118     2,900             X                           2,900   X      X
-----------------------------------------------------------------------------------------------------------------------------------
1/ST/ UNION CORP                COM     337358105        413    11,100             X                          11,100   X      X
-----------------------------------------------------------------------------------------------------------------------------------